ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounts Receivable Net Details 1
At beginning of year	$ 66	$ 6	$ 6
Allowance (reverse) for the year	(66)	60
At end of year		$ 66	$ 6